American Century California Tax-Free and Municipal Funds
California High-Yield Municipal Fund, California Intermediate-Term Tax-Free Bond Fund
American Century ETF Trust
American Century Diversified Corporate Bond ETF, American Century Diversified Municipal Bond ETF, American Century Quality Diversified International ETF, American Century STOXX® U.S. Quality Growth ETF, American Century STOXX® U.S. Quality Value ETF, Avantis™ Emerging Markets Equity ETF, Avantis™ International Equity ETF, Avantis™ International Small Cap Value ETF, Avantis™ U. S. Equity ETF, Avantis™ U.S. Small Cap Value ETF, Avantis™ Emerging Markets Equity Fund, Avantis™ International Equity Fund, Avantis™ International Small Cap Value Fund, Avantis™ U. S. Equity Fund, Avantis™ U.S. Small Cap Value Fund, American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF
American Century Target Maturities Trust
Zero Coupon 2020, Zero Coupon 2025
American Century Mutual Funds, Inc.
Balanced Fund, Growth Fund, Heritage Fund, NT Growth Fund, NT Heritage Fund, Select Fund, Small Cap Growth Fund, Sustainable Equity Fund, Ultra® Fund
American Century Capital Portfolios, Inc.
AC Alternatives Income Fund, AC Alternatives Market Neutral Value Fund, Equity Income Fund, Large Company Value Fund, Mid Cap Value Fund, NT Global Real Estate Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, Real Estate Fund, Small Cap Value Fund, Value Fund
American Century International Bond Funds
Emerging Markets Debt Fund, Global Bond Fund, International Bond Fund
American Century World Mutual Funds, Inc.
Emerging Markets Fund, Emerging Markets Small Cap Fund, Focused Global Growth Fund, Focused International Growth Fund, Global Small Cap Fund, International Growth Fund, International Opportunities Fund, International Value Fund, Non-U.S. Intrinsic Value Fund, NT International Growth Fund, NT International Small-Mid Cap Fund, NT International Value Fund
American Century Variable Portfolios, Inc.
VP Balance Fund, VP Capital Appreciation Fund, VP Growth Fund, VP Income & Growth Fund, VP International Fund, VP Large Company Value Fund, VP Mid Cap Value Fund, VP Ultra® Fund, VP Value Fund
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund
American Century Investment Trust
Core Plus Fund, Diversified Bond Fund, High Income Fund, High-Yield Fund, NT Diversified Bond Fund, NT High Income Fund, Short Duration Fund, Short Duration Inflation Protection Bond Fund, Short Duration Strategic Income Fund, Strategic Income Fund
American Century Government Income Trust
Ginnie Mae Fund, Government Bond Fund, Inflation-Adjusted Bond Fund, Short-Term Government Fund
American Century Municipal Trust
High-Yield Municipal Fund, Intermediate-Term Tax-Free Fund
American Century Quantitative Equity Funds, Inc.
Disciplined Growth Fund, Equity Growth Fund, Global Gold Fund, Income & Growth Fund, Multi-Asset Real Return Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, Small Company Fund, Utilities Fund
American Century Asset Allocation Portfolios, Inc.
One Choice® 2020 Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, One Choice Portfolio®: Very Conservative, One Choice Portfolio®: Conservative, One Choice Portfolio®: Moderate, One Choice Portfolio®: Aggressive, One Choice Portfolio®: Very Aggressive
American Century Growth Funds, Inc.
Focused Dynamic Growth Fund
American Century Strategic Asset Allocation, Inc.
Multi-Asset Income Fund, Strategic Allocation: Conservative Fund, Strategic Allocation: Moderate Fund, Strategic Allocation: Aggressive Fund

April 8, 2020

EXPLANATORY NOTE

On behalf of the funds and ETFs, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Corporations and Trusts pursuant to Rule 497(e) under the Securities Act on March 19, 2020; such filing (Accession Number 0000717316-20-000015) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document